Earnings Per Share	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Earnings Per Share [Abstract]
Earnings Per Share

NOTE 6. EARNINGS PER COMMON SHARE

Presented below is a summary of the components used to calculate basic and diluted earnings per common share for the three and six months ended June 30, 2011 and 2010.

	Three Months Ended June 30,		Six Months Ended June 30,
	2011	2010	2011	2010
Net income (loss) available to common shareholders	$158,585	$(555,361)	$193,887	$(434,618)

Weighted average common shares outstanding	9,711,258	9,717,300	9,806,899	9,701,656
Net effect of the assumed exercise of stock options based on the treasury stock method using the average market price for the period	111,481	111,660	111,481	111,660

Average number of common shares outstanding used to calculate diluted earnings per common share	9,822,739	9,828,960	9,918,380	9,813,316

Weighted average common shares outstanding are used in the diluted earnings per share calculation for June 30, 2010, as there was a net loss, and inclusion of common stock equivalents would have been anti-dilutive.

Weighted average shares outstanding for the three and six months ended June 30, 2010 have been adjusted for a four for one stock split in the form of a 100% stock dividend declared and paid on June 22, 2010.

NOTE 17.	LOSSES PER SHARE

Presented below is a summary of the components used to calculate basic and diluted losses per share:

	Years Ended December 31,
	2010	2009
Net loss available to common shareholders	$(25,125)	$(10,680,093)

Weighted average number of common shares outstanding	9,719,293	9,298,920
Effect of dilutive options	111,482	275,114

Weighted average number of common shares outstanding used to calculate dilutive earnings per share	9,830,775	9,574,034

Loan Commitments

The Company is a party to financial instruments with off-balance sheet risk in the normal course of business to meet the financing needs of its customers. These financial instruments include commitments to extend credit and standby letters of credit. They involve, to varying degrees, elements of credit risk and interest rate risk in excess of the amount recognized in the consolidated balance sheets. The majority of all commitments to extend credit and standby letters of credit are variable rate instruments.

The Company's exposure to credit loss is represented by the contractual amount of those instruments. The Company uses the same credit policies in making commitments as it does for on-balance sheet instruments. A summary of the Company's commitments is as follows:

	December 31,
	2010	2009
Commitments to extend credit	$4,894,000	$8,071,000
Financial standby letters of credit	2,058,000	2,483,000
Other standby letters of credit	400,000	300,000

	$7,352,000	$10,854,000

Commitments to extend credit are agreements to lend to a customer as long as there is no violation of any condition established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee. Since many of the commitments are expected to expire without being drawn upon, the total commitment amounts do not necessarily represent future cash requirements. The amount of collateral obtained, if deemed necessary by the Company upon extension of credit, is based on management's credit evaluation of the customer.

Standby letters of credit are conditional commitments issued by the Company to guarantee the performance of a customer to a third party. Those letters of credit are primarily issued to support public and private borrowing arrangements. The credit risk involved in issuing letters of credit is essentially the same as that involved in extending loans to customers. Collateral held varies and is required in instances which the Company deems necessary.

At December 31, 2010 and 2009, the carrying amount of liabilities related to the Company's obligation to perform under financial standby letters of credit was insignificant. The Company has not been required to perform on any financial standby letters of credit, and the Company has not incurred any losses on financial standby letters of credit for the years ended December 31, 2010 and 2009.

Contingencies

The Company's nature of business is such that it ordinarily results in a certain amount of litigation. In the opinion of management for the Company, there is no litigation in which the outcome will have a material effect on the consolidated financial statements.